Segment Information (Tables)	6 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Operating Segments

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

	Three months ended March 31, 2025
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	312,524	212,845	47,820	573,189	1,141	574,330
Adjusted EBITDA	112,859	81,057	17,308	211,224	(11,159)	200,065
Foreign exchange gain						2,570
EBITDA						202,635
Depreciation and amortization						(27,312)
Finance cost, net						(25,612)
Profit before tax						149,711

	Three months ended March 31, 2024
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	254,046	189,519	36,732	480,297	947	481,244
Adjusted EBITDA	93,098	62,689	9,996	165,783	(3,487)	162,296
Foreign exchange loss						(5,483)
IPO-related costs						(166)
EBITDA						156,647
Depreciation and amortization						(24,136)
Finance cost, net						(27,389)
Profit before tax						105,122

	Six months ended March 31, 2025
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	523,224	315,604	94,923	933,751	2,298	936,049
Adjusted EBITDA	179,251	107,848	31,509	318,608	(16,450)	302,158
Foreign exchange loss						(9,301)
EBITDA						292,857
Depreciation and amortization						(53,504)
Finance cost, net						(50,390)
Profit before tax						188,963

	Six months ended March 31, 2024
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	435,499	277,047	68,816	781,362	2,806	784,168
Adjusted EBITDA	144,651	87,155	20,851	252,657	(9,005)	243,652
Foreign exchange loss						(17,138)
IPO-related costs						(7,459)
Share-based compensation expenses						(3,591)
EBITDA						215,464
Depreciation and amortization						(47,384)
Finance cost, net						(63,439)
Profit before tax						104,641